Statements of Stockholders' Equity (USD $)	Total	Accumulated Deficit	Class C Special Shares	Common Stock
Balance at beginning of period at Dec. 31, 2009	$ 15,830,394	$ (119,434,428)	$ 391	$ 135,264,431
Balance at beginning of period (in shares) at Dec. 31, 2009			65,214	8,877,094
Issuance of common shares
Stock option exercise	2,014			2,014
Stock option exercise (in shares)				222
Stock option expense	992,757			992,757
Stock warrant expense	65,529			65,529
Registered direct offerings of common shares and warrants, net	48,452,644			48,452,644
Registered direct offerings of common shares and warrants, net (in shares)	2,467,212			4,687,871
June 1, 2012 fractional share adjustment (in shares)				1
Net loss	(46,196,216)	(46,196,216)
Balance at end of period at Dec. 31, 2010	19,147,122	(165,630,644)	391	184,777,375
Balance at end of period (in shares) at Dec. 31, 2010			65,214	13,565,188
Balance at beginning of period at Dec. 29, 2010
Issuance of common shares
Registered direct offerings of common shares and warrants, net (in shares)				1,764,706
Balance at end of period at Dec. 31, 2010	19,147,122	(165,630,644)	391	184,777,375
Balance at end of period (in shares) at Dec. 31, 2010			65,214	13,565,188
Issuance of common shares
Stock option exercise	32,442			32,442
Stock option exercise (in shares)				3,194
Warrant exercises - various	24,062			24,062
Warrant exercises - various (in shares)				1,458
Stock option expense	1,177,683			1,177,683
Stock warrant expense	204,980			204,980
Underwritten offering of common shares, net	44,961,137			44,961,137
Underwritten offering of common shares, net (in shares)				2,666,666
Registered direct offerings of common shares and warrants, net	23,876,370			23,876,370
Registered direct offerings of common shares and warrants, net (in shares)	711,629			2,033,247
June 1, 2012 fractional share adjustment (in shares)				1
Net loss	(51,608,504)	(51,608,504)
Balance at end of period at Dec. 31, 2011	37,815,292	(217,239,148)	391	255,054,049
Balance at end of period (in shares) at Dec. 31, 2011			65,214	18,269,754
Issuance of common shares
Shares issued in exchange for convertible senior notes and accrued interest	13,881,052			13,881,052
Shares issued in exchange for convertible senior notes and accrued interest (in shares)				3,652,125
Warrant exercises - various	211,068			211,068
Warrant exercises - various (in shares)				140,712
Stock option expense	725,625			725,625
Registered direct offerings of common shares and warrants, net	3,260,865			3,260,865
Registered direct offerings of common shares and warrants, net (in shares)				2,359,932
June 1, 2012 fractional share adjustment	(658)			(658)
June 1, 2012 fractional share adjustment (in shares)				(283)
Share redesignation (in shares)			(3)
Net loss	(27,717,739)	(27,717,739)
Balance at end of period at Dec. 31, 2012	$ 28,175,505	$ (244,956,887)	$ 391	$ 273,132,001
Balance at end of period (in shares) at Dec. 31, 2012			65,211	24,422,240